STOCK-BASED COMPENSATION EXPENSE - RSU, PSU and Common Stock Units (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issuance	25,358,455	25,417,316	23,191,158
RSUs forfeited	1,429,352	2,627,039
Balance as of September 30, 2021.	25,358,455	25,417,316	23,191,158
Stock-based compensation expense	$ 47,607	$ 842
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of unvested shares	1,481,065
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at December 31, 2021	1,481,065
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock-based compensation expense	$ 25,900
Unrecognized stock-based compensation expense other than options	$ 55,400
Number of unvested shares	9,616,774
Weighted-average remaining vesting period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSUs granted	9,630,307
Forfeited	(9,194)
Vested	(4,339)
Outstanding at December 31, 2021	9,616,774
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted (In dollars per share)	$ 8.44
Vested (In dollars per share)	9.01
Forfeited (in dollars per share)	8.48
Outstanding at December 31, 2021 (in dollars per share)	$ 8.44
Common Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation expense other than options	$ 4,200
Number of unvested shares	1,481,065
Weighted-average remaining vesting period	2 years 4 months 13 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSUs granted	2,256,861
Vested	(775,796)
Outstanding at December 31, 2021	1,481,065
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted (In dollars per share)	$ 2.48
Vested (In dollars per share)	2.48
Outstanding at December 31, 2021 (in dollars per share)	$ 2.48
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	10 years
Stock-based compensation expense	$ 4,500
Unrecognized stock-based compensation expense other than options	$ 83,600
Number of unvested shares	44,715,756
Weighted-average remaining vesting period	8 years 8 months 26 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
RSUs granted	44,715,756
Outstanding at December 31, 2021	44,715,756
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted (In dollars per share)	$ 1.97
Outstanding at December 31, 2021 (in dollars per share)	$ 1.97
Vesting after first-year anniversary | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.25%
Vesting monthly thereafter | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.02%
Tranche 1 | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price	$ 20.00
Tranche 2 | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price	35.00
Tranche 3 | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price	50.00
Tranche 4 | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price	65.00
Tranche 5 | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price	80.00
Tranche 6 | Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold escalating share price	$ 100.00